Accounts and notes receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Receivables from franchisees	$ 46,320	$ 42,630
Debit and credit card receivables	28,492	61,178
Delivery sales receivables	36,983	35,376
Meal voucher receivables	7,081	9,877
Notes receivable	859	249
Allowance for doubtful accounts	(294)	(1,330)
Accounts and notes receivable, net	$ 119,441	$ 147,980